Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Summary of of Consolidated Capital	Consolidated capital

As at December 31,	2024	2023
Total equity	$52,960	$48,727
Exclude AOCI gain / (loss) on cash flow hedges	119	26
Total equity excluding AOCI on cash flow hedges	52,841	48,701
Post-tax CSM	20,826	18,503
Qualifying capital instruments	7,532	6,667
Consolidated capital	$81,199	$73,871